ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 266,449	$ 95,869
Allowance for doubtful accounts	(29,809)	(60,593)
Accounts receivable, net	236,640	35,276
Bad debt expense	$ 6,221	$ 20,068